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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Fred Berger
Title:            Chief Administrative Officer
Phone:            212-692-2000

Signature, Place, and Date of Signing:

/s/ Fred Berger                New York, New York             February 14, 2008
-------------------        ---------------------------      --------------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      79
                                                             ------------------

Form 13F Information Table Value Total:                              $1,650,272
                                                             ------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         --------          -----------------------            -------------

         None.

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                Quarter Ended December 31, 2007




                                                                                Investment Discretion            Voting Authority
                                            Fair
                                           Market      Shares
Name             Title                      Value        Or
Of               of           Cusip          (in      Principal  SH/  Put/         Shared  Shared  Other
Issuer           Class        Number     thousands)    Amount    PRN  Call   Sole  Defined Other   Managers    Sole     Shared  None
------           -----        ------     ----------    ------    ---  ----   ----  ------- -----   --------    ----     ------  ----
------------------------------------------------------------------------------------------------------------------------------------
ACCESS           CL A         004329108     $4,963    1,110,355  SH          SOLE                            1,110,355
INTEGRATED
TECHNLGS I
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED         COM          00765H107     $2,599    1,528,662  SH          SOLE                            1,528,662
LIFE SCIENCES
HLDGS
------------------------------------------------------------------------------------------------------------------------------------
ALCON INC        COM          H01301102     $4,291       30,000  SH          SOLE                               30,000
                 SHS
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA    COM          018581108    $56,243      750,000  SH          SOLE                              750,000
SYSTEMS CORP
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA    COM          018581108     $1,500       20,000  SH   Put    SOLE                               20,000
SYSTEMS CORP
------------------------------------------------------------------------------------------------------------------------------------
AMYLIN           COM          032346108     $2,775       75,000  SH   Call   SOLE                               75,000
PHARMACEU-
TICALS INC
------------------------------------------------------------------------------------------------------------------------------------
ARTHROCARE       COM          043136100     $3,844       80,000  SH          SOLE                               80,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
ARTHROCARE       COM          043136100     $3,844       80,000  SH   Put    SOLE                               80,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
AUXILIUM         COM          05334D107     $2,099       70,000  SH          SOLE                               70,000
PHARMA-
CEUTICALS
INC
------------------------------------------------------------------------------------------------------------------------------------
BCE INC          COM          05534B760    $67,642    1,700,000  SH          SOLE                            1,700,000
------------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC      COM          073325102    $41,028    2,600,000  SH          SOLE                            2,600,000
------------------------------------------------------------------------------------------------------------------------------------
BECTON           COM          075887109     $2,006       24,000  SH          SOLE                               24,000
DICKINSON &
CO
------------------------------------------------------------------------------------------------------------------------------------
BIOFORM          COM          09065G107     $1,366      200,000  SH          SOLE                              200,000
MEDICAL INC
------------------------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC      COM          09062X103     $3,415       60,000  SH          SOLE                               60,000
INC
------------------------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC      COM          09062X103     $3,415       60,000  SH   Put    SOLE                               60,000
INC
------------------------------------------------------------------------------------------------------------------------------------
BIOMARIN         COM          09061G101     $2,478       70,000  SH   Put    SOLE                               70,000
PHARMA-
CEUTICAL
INC
------------------------------------------------------------------------------------------------------------------------------------
BROOKDALE        COM          112463104     $5,057      178,000  SH          SOLE                              178,000
SR LIVING INC
------------------------------------------------------------------------------------------------------------------------------------
CARDINAL         COM          14149Y108     $4,043       70,000  SH          SOLE                               70,000
HEALTH INC
------------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP     COM          151020104     $7,394      160,000  SH          SOLE                              160,000
------------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP     COM          151020104     $7,394      160,000  SH   Put    SOLE                              160,000
------------------------------------------------------------------------------------------------------------------------------------

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                Quarter Ended December 31, 2007




                                                                                Investment Discretion            Voting Authority
                                            Fair
                                           Market      Shares
Name             Title                      Value        Or
Of               of           Cusip          (in      Principal  SH/  Put/         Shared  Shared  Other
Issuer           Class        Number     thousands)    Amount    PRN  Call   Sole  Defined Other   Managers    Sole     Shared  None
------           -----        ------     ----------    ------    ---  ----   ----  ------- -----   --------    ----     ------  ----
------------------------------------------------------------------------------------------------------------------------------------
CENTERPLATE      UNIT         15200E204       $370       41,001  SH          SOLE                               41,001
INC              99/99/9999
------------------------------------------------------------------------------------------------------------------------------------
CNX GAS CORP     COM          12618H309     $7,988      250,000  SH          SOLE                              250,000
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE         COM          200519106    $37,282      977,500  SH          SOLE                              977,500
BANCORP
INC NJ
------------------------------------------------------------------------------------------------------------------------------------
COOPER COS       COM          216648402     $5,700      150,000  SH          SOLE                              150,000
INC              NEW
------------------------------------------------------------------------------------------------------------------------------------
COOPER COS       COM          216648402     $2,850       75,000  SH   Put    SOLE                               75,000
INC              NEW
------------------------------------------------------------------------------------------------------------------------------------
COVENTRY         COM          222862104     $6,518      110,000  SH          SOLE                              110,000
HEALTH CARE
INC
------------------------------------------------------------------------------------------------------------------------------------
CYCLACEL         PFD          23254L207       $931      196,000  SH          SOLE                              196,000
PHARMA-          CONV
CEUTICALS        EX 6%
INC
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC       COM          23918K108     $4,790       85,000  SH          SOLE                               85,000
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS      COM          345838106     $5,468      150,000  SH          SOLE                              150,000
INC
------------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL      COM          367299104     $3,239    2,590,827  SH          SOLE                            2,590,827
LTD
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC    COM          368710406     $6,707      100,000  SH          SOLE                              100,000
                 NEW
------------------------------------------------------------------------------------------------------------------------------------
GENLYTE GROUP    COM          372302109    $47,782      501,911  SH          SOLE                              501,911
NC
------------------------------------------------------------------------------------------------------------------------------------
GEN-PROBE INC    COM          36866T103     $3,650       58,000  SH   Call   SOLE                               58,000
NEW
------------------------------------------------------------------------------------------------------------------------------------
GEOMET INC DEL   COM          37250U201     $2,080      400,000  SH          SOLE                              400,000
------------------------------------------------------------------------------------------------------------------------------------
HANSEN MEDICAL   COM          411307101     $3,593      120,000  SH          SOLE                              120,000
INC
------------------------------------------------------------------------------------------------------------------------------------
HANSEN MEDICAL   COM          411307101     $1,796       60,000  SH   Put    SOLE                               60,000
INC
------------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT    COM          413619107   $119,813    1,350,000  SH          SOLE                            1,350,000
INC
------------------------------------------------------------------------------------------------------------------------------------
HOLOGIC INC      COM          436440101     $1,030       15,000  SH          SOLE                               15,000
------------------------------------------------------------------------------------------------------------------------------------
HUMANA INC       COM          444859102     $1,883       25,000  SH          SOLE                               25,000
------------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP    COM          447011107    $95,090    3,700,000  SH          SOLE                            3,700,000
------------------------------------------------------------------------------------------------------------------------------------
INDEVUS          COM          454072109     $1,460      210,000  SH          SOLE                              210,000
PHARMA-
CEUTICALS
INC
------------------------------------------------------------------------------------------------------------------------------------
INSULET CORP     COM          45784P101     $2,371      101,000  SH          SOLE                              101,000
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL    COM          459200101    $10,810      100,000  SH          SOLE                              100,000
BUSINESS MACHS
------------------------------------------------------------------------------------------------------------------------------------

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                Quarter Ended December 31, 2007




                                                                                Investment Discretion            Voting Authority
                                            Fair
                                           Market      Shares
Name             Title                      Value        Or
Of               of           Cusip          (in      Principal  SH/  Put/         Shared  Shared  Other
Issuer           Class        Number     thousands)    Amount    PRN  Call   Sole  Defined Other   Managers    Sole     Shared  None
------           -----        ------     ----------    ------    ---  ----   ----  ------- -----   --------    ----     ------  ----
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED    COM          46126P106     $3,708      106,000  SH          SOLE                              106,000
INNOVATIONS IN
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY          UNIT         53015Y206    $38,150    3,500,000  SH          SOLE                            3,500,000
ACQUISITION      99/99/9999
HLDGS CO
------------------------------------------------------------------------------------------------------------------------------------
MCMORAN          NOTE         582411AE4     $4,339    4,000,000  PRN         SOLE                            4,000,000
EXPLORATION      5.250%
CO               10/0
------------------------------------------------------------------------------------------------------------------------------------
MGI PHARMA INC   COM          552880106    $40,530    1,000,000  SH          SOLE                            1,000,000
------------------------------------------------------------------------------------------------------------------------------------
MILLENNIUM       COM          599902103     $5,243      350,000  SH          SOLE                              350,000
PHARMA-
CETICALS I
------------------------------------------------------------------------------------------------------------------------------------
MYLAN INC        COM          628530107     $4,218      300,000  SH          SOLE                              300,000
------------------------------------------------------------------------------------------------------------------------------------
NAVTEQ CORP      COM          63936L100    $52,920      700,000  SH          SOLE                              700,000
------------------------------------------------------------------------------------------------------------------------------------
NORTHSTAR        COM          66704V101     $3,441      370,000  SH          SOLE                              370,000
NEUROSCIENCE
INC
------------------------------------------------------------------------------------------------------------------------------------
NORTHWESTERN     COM          668074305    $35,400    1,200,000  SH          SOLE                            1,200,000
CORP             NEW
------------------------------------------------------------------------------------------------------------------------------------
NUVASIVE INC     COM          670704105     $3,557       90,000  SH          SOLE                               90,000
------------------------------------------------------------------------------------------------------------------------------------
OCWEN FINL CORP  COM          675746309    $11,911    2,150,000  SH          SOLE                            2,150,000
                 NEW
------------------------------------------------------------------------------------------------------------------------------------
ORIGEN FINL INC  COM          68619E208     $1,170      292,400  SH          SOLE                              292,400
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMA-      COM          671040103     $2,668       55,000  SH   Call   SOLE                               55,000
CEUTICALS
INC
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON        COM          703395103     $1,698       50,000  SH          SOLE                               50,000
COMPANIES INC
------------------------------------------------------------------------------------------------------------------------------------
PEDIATRIX MED    COM          705324101       $682       10,000  SH          SOLE                               10,000
GROUP
------------------------------------------------------------------------------------------------------------------------------------
PHH CORP         COM          693320202    $47,628    2,700,000  SH          SOLE                            2,700,000
                 NEW
------------------------------------------------------------------------------------------------------------------------------------
PROGENICS        COM          743187106     $2,982      165,000  SH          SOLE                              165,000
PHARMACEU-
TICALS IN
------------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR     ULTSHT       74347R834     $3,517       50,000  SH          SOLE                               50,000
                 RUS2000
------------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR     ULTSHT       74347R883    $13,545      250,000  SH          SOLE                              250,000
                 SP500
------------------------------------------------------------------------------------------------------------------------------------
PSYCHIATRIC      COM          74439H108     $3,575      110,000  SH          SOLE                              110,000
SOLUTIONS INC
------------------------------------------------------------------------------------------------------------------------------------
QUANTA CAPITAL   SHS          G7313F106       $765      300,000  SH          SOLE                              300,000
HLDGS LTD
------------------------------------------------------------------------------------------------------------------------------------
QUEST            COM          74834L100     $3,809       72,000  SH          SOLE                               72,000
DIAGNOSTIC
INC
------------------------------------------------------------------------------------------------------------------------------------

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                Quarter Ended December 31, 2007




                                                                                Investment Discretion            Voting Authority
                                            Fair
                                           Market      Shares
Name             Title                      Value        Or
Of               of           Cusip          (in      Principal  SH/  Put/         Shared  Shared  Other
Issuer           Class        Number     thousands)    Amount    PRN  Call   Sole  Defined Other   Managers    Sole     Shared  None
------           -----        ------     ----------    ------    ---  ----   ----  ------- -----   --------    ----     ------  ----
------------------------------------------------------------------------------------------------------------------------------------
QUEST            COM          748349305     $3,585      500,000  SH          SOLE                              500,000
RESOURCE         NEW
CORP
------------------------------------------------------------------------------------------------------------------------------------
RESMED INC       COM          761152107     $1,261       24,000  SH   Put    SOLE                               24,000
------------------------------------------------------------------------------------------------------------------------------------
SALIX PHARMA-    COM          795435106     $1,072      136,100  SH   Call   SOLE                              136,100
CEUTICALS
INC
------------------------------------------------------------------------------------------------------------------------------------
SANDRIDGE        COM          80007P307    $18,832      525,156   SH          SOLE                             525,156
ENERGY INC
------------------------------------------------------------------------------------------------------------------------------------
SCHERING         COM          806605101     $3,730      140,000  SH          SOLE                              140,000
PLOUGH
CORP
------------------------------------------------------------------------------------------------------------------------------------
SIERRA HEALTH    COM          826322109    $40,723      970,513  SH          SOLE                              970,513
SVCS INC
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP         COM          78442P106     $1,007       50,000  SH   Call   SOLE                               50,000
------------------------------------------------------------------------------------------------------------------------------------
SOMAXON PHARMA-  COM          834453102       $782      150,000  SH          SOLE                              150,000
CEUTICALS
INC
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR          UNIT         78462F103   $624,317    4,270,000  SH   Put    SOLE                            4,270,000
                 SER 1
------------------------------------------------------------------------------------------------------------------------------------
ST JUDE MED      COM          790849103     $5,486      135,000  SH          SOLE                              135,000
INC
------------------------------------------------------------------------------------------------------------------------------------
ST JUDE MED      COM          790849103     $4,064      100,000  SH   Put    SOLE                              100,000
INC
------------------------------------------------------------------------------------------------------------------------------------
THERMADYNE       COM          883435307    $51,710    4,496,555  SH          SOLE                            4,496,555
HLDGS CORP       PAR
NEW              $0.01
                 ADDED
------------------------------------------------------------------------------------------------------------------------------------
VOLCANO          COM          928645100     $3,253      260,000  SH          SOLE                              260,000
CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
WCI CMNTYS       NOTE 4.000%  92923CAK0     $4,406    6,250,000  PRN         SOLE                            6,250,000
INC              8/1
------------------------------------------------------------------------------------------------------------------------------------

Total                                   $1,650,272